Organization and principal activities (Details) In Millions, unless otherwise specified	12 Months Ended	0 Months Ended	12 Months Ended					12 Months Ended
	Dec. 31, 2012 item	Aug. 27, 2010 Original Investors item	Dec. 31, 2012 Original Investors item	Dec. 31, 2012 Vipshop HK	Dec. 31, 2012 WOFE	Jan. 20, 2011 WOFE USD ($)	Jan. 20, 2011 WOFE CNY	Dec. 31, 2012 Vipshop Kunshan	Dec. 31, 2012 Vipshop Jianyang	Dec. 31, 2012 Vipshop Beijing	Dec. 31, 2012 Vipshop Tianjin	Dec. 31, 2012 Pinwei Software	Dec. 31, 2012 Variable Interest Entity item
Organization and principal activities
Number of investors	5	3	3										5
Initial registered capital on the date of incorporation						$ 1.6	10.0
Percentage of shareholdings				100.00%	100.00%			100.00%	100.00%	100.00%	100.00%	100.00%